Movement in Provision for Credit Card and Debit Card Reward Points (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Commitments and Contingencies Disclosure [Line Items]
Opening provision of reward points	$ 15.7	858.0	593.3
Provision made during the year	20.1	1,093.5	551.0
Utilization/ write back of provision	(11.5)	(626.5)	(221.0)
Effect of change in rate of accrual of reward points	2.6	141.1	(65.3)
Effect of change in cost of reward points	(3.0)	(165.4)	0
Closing provision of reward points	$ 23.9	1,300.7	858.0